Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	John Hancock Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000756913
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2021
(Emerging Markets Value Trust)
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(Emerging Markets Value Trust) | Series I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,316
(Emerging Markets Value Trust) | Series II
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	405
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	701
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,544
(Emerging Markets Value Trust) | NAV
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	568
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,259
(International Small Company Trust)
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(International Small Company Trust) | Series I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	605
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,339
(International Small Company Trust) | Series II
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,567
(International Small Company Trust) | NAV
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	578
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,282
(Lifestyle Balanced Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended 12/31/2020
(Lifestyle Balanced Portfolio) | Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.26%	[5]
5 Years	rr_AverageAnnualReturnYear05	10.25%	[5]
Inception	rr_AverageAnnualReturnSinceInception	8.47%	[5]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011	[5]
(Lifestyle Balanced Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	3.80%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Balanced Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
Inception	rr_AverageAnnualReturnSinceInception	13.39%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Balanced Portfolio) | Combined Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.01%
5 Years	rr_AverageAnnualReturnYear05	9.00%
Inception	rr_AverageAnnualReturnSinceInception	7.48%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Balanced Portfolio) | Series I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.69%
5 Years	rr_AverageAnnualReturnYear05	8.62%
Inception	rr_AverageAnnualReturnSinceInception	6.89%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
(Lifestyle Balanced Portfolio) | Series II
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.47%
5 Years	rr_AverageAnnualReturnYear05	8.41%
Inception	rr_AverageAnnualReturnSinceInception	6.73%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Balanced Portfolio) | NAV
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.68%
5 Years	rr_AverageAnnualReturnYear05	8.67%
Inception	rr_AverageAnnualReturnSinceInception	6.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
(Lifestyle Conservative Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended 12/31/2020
(Lifestyle Conservative Portfolio) | Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.26%	[6]
5 Years	rr_AverageAnnualReturnYear05	6.37%	[6]
Inception	rr_AverageAnnualReturnSinceInception	5.30%	[6]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011	[6]
(Lifestyle Conservative Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	3.80%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Conservative Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
Inception	rr_AverageAnnualReturnSinceInception	13.39%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Conservative Portfolio) | Combined Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.89%
5 Years	rr_AverageAnnualReturnYear05	6.32%
Inception	rr_AverageAnnualReturnSinceInception	5.33%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Conservative Portfolio) | Series I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.75%
5 Years	rr_AverageAnnualReturnYear05	6.39%
Inception	rr_AverageAnnualReturnSinceInception	5.08%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
(Lifestyle Conservative Portfolio) | Series II
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.53%
5 Years	rr_AverageAnnualReturnYear05	6.18%
Inception	rr_AverageAnnualReturnSinceInception	4.93%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Conservative Portfolio) | NAV
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.80%
5 Years	rr_AverageAnnualReturnYear05	6.43%
Inception	rr_AverageAnnualReturnSinceInception	5.12%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
(Lifestyle Growth Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended 12/31/2020
(Lifestyle Growth Portfolio) | Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.78%	[7]
5 Years	rr_AverageAnnualReturnYear05	11.63%	[7]
Inception	rr_AverageAnnualReturnSinceInception	9.39%	[7]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011	[7]
(Lifestyle Growth Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
Inception	rr_AverageAnnualReturnSinceInception	13.39%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Growth Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	3.80%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Growth Portfolio) | Combined Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.77%
5 Years	rr_AverageAnnualReturnYear05	10.69%
Inception	rr_AverageAnnualReturnSinceInception	8.83%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Growth Portfolio) | Series I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.58%
5 Years	rr_AverageAnnualReturnYear05	10.03%
Inception	rr_AverageAnnualReturnSinceInception	8.03%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
(Lifestyle Growth Portfolio) | Series II
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.37%
5 Years	rr_AverageAnnualReturnYear05	9.81%
Inception	rr_AverageAnnualReturnSinceInception	7.87%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Growth Portfolio) | NAV
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	10.07%
Inception	rr_AverageAnnualReturnSinceInception	8.07%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
(Lifestyle Moderate Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended 12/31/2020
(Lifestyle Moderate Portfolio) | Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.51%	[8]
5 Years	rr_AverageAnnualReturnYear05	8.07%	[8]
Inception	rr_AverageAnnualReturnSinceInception	6.73%	[8]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011	[8]
(Lifestyle Moderate Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Inception	rr_AverageAnnualReturnSinceInception	3.80%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Moderate Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
Inception	rr_AverageAnnualReturnSinceInception	13.39%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Moderate Portfolio) | Combined Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.03%
5 Years	rr_AverageAnnualReturnYear05	8.12%
Inception	rr_AverageAnnualReturnSinceInception	6.78%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Moderate Portfolio) | Series I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.09%
5 Years	rr_AverageAnnualReturnYear05	7.86%
Inception	rr_AverageAnnualReturnSinceInception	6.38%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
(Lifestyle Moderate Portfolio) | Series II
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.87%
5 Years	rr_AverageAnnualReturnYear05	7.66%
Inception	rr_AverageAnnualReturnSinceInception	6.22%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Moderate Portfolio) | NAV
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.22%
5 Years	rr_AverageAnnualReturnYear05	7.93%
Inception	rr_AverageAnnualReturnSinceInception	6.43%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
(Managed Volatility Balanced Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended 12/31/2020
(Managed Volatility Balanced Portfolio) | Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.26%	[9]
5 Years	rr_AverageAnnualReturnYear05	10.25%	[9]
10 Years	rr_AverageAnnualReturnYear10	8.82%	[9]
(Managed Volatility Balanced Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.84%
(Managed Volatility Balanced Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
(Managed Volatility Balanced Portfolio) | Combined Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.01%
5 Years	rr_AverageAnnualReturnYear05	9.00%
10 Years	rr_AverageAnnualReturnYear10	7.80%
(Managed Volatility Balanced Portfolio) | Series I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.81%
5 Years	rr_AverageAnnualReturnYear05	6.43%
10 Years	rr_AverageAnnualReturnYear10	5.86%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan. 08, 1997
(Managed Volatility Balanced Portfolio) | Series II
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	6.22%
10 Years	rr_AverageAnnualReturnYear10	5.65%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2002
(Managed Volatility Balanced Portfolio) | NAV
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	6.48%
10 Years	rr_AverageAnnualReturnYear10	5.91%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
(Managed Volatility Conservative Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended 12/31/2020
(Managed Volatility Conservative Portfolio) | Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.26%	[10]
5 Years	rr_AverageAnnualReturnYear05	6.37%	[10]
10 Years	rr_AverageAnnualReturnYear10	5.42%	[10]
(Managed Volatility Conservative Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.84%
(Managed Volatility Conservative Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
(Managed Volatility Conservative Portfolio) | Combined Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.89%
5 Years	rr_AverageAnnualReturnYear05	6.32%
10 Years	rr_AverageAnnualReturnYear10	5.47%
(Managed Volatility Conservative Portfolio) | Series I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.39%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	4.79%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan. 08, 1997
(Managed Volatility Conservative Portfolio) | Series II
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.13%
5 Years	rr_AverageAnnualReturnYear05	5.05%
10 Years	rr_AverageAnnualReturnYear10	4.58%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2002
(Managed Volatility Conservative Portfolio) | NAV
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.43%
5 Years	rr_AverageAnnualReturnYear05	5.31%
10 Years	rr_AverageAnnualReturnYear10	4.84%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
(Managed Volatility Growth Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended 12/31/2020
(Managed Volatility Growth Portfolio) | Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.78%	[11]
5 Years	rr_AverageAnnualReturnYear05	11.63%	[11]
10 Years	rr_AverageAnnualReturnYear10	9.84%	[11]
(Managed Volatility Growth Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
(Managed Volatility Growth Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.84%
(Managed Volatility Growth Portfolio) | Combined Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.77%
5 Years	rr_AverageAnnualReturnYear05	10.69%
10 Years	rr_AverageAnnualReturnYear10	9.26%
(Managed Volatility Growth Portfolio) | Series I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.42%)
5 Years	rr_AverageAnnualReturnYear05	6.18%
10 Years	rr_AverageAnnualReturnYear10	5.82%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan. 08, 1997
(Managed Volatility Growth Portfolio) | Series II
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.60%)
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	5.60%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2002
(Managed Volatility Growth Portfolio) | NAV
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.37%)
5 Years	rr_AverageAnnualReturnYear05	6.24%
10 Years	rr_AverageAnnualReturnYear10	5.87%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
(Managed Volatility Moderate Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended 12/31/2020
(Managed Volatility Moderate Portfolio) | Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.51%	[12]
5 Years	rr_AverageAnnualReturnYear05	8.07%	[12]
10 Years	rr_AverageAnnualReturnYear10	6.96%	[12]
(Managed Volatility Moderate Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.84%
(Managed Volatility Moderate Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
(Managed Volatility Moderate Portfolio) | Combined Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.03%
5 Years	rr_AverageAnnualReturnYear05	8.12%
10 Years	rr_AverageAnnualReturnYear10	7.04%
(Managed Volatility Moderate Portfolio) | Series I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.31%
5 Years	rr_AverageAnnualReturnYear05	6.40%
10 Years	rr_AverageAnnualReturnYear10	5.88%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan. 08, 1997
(Managed Volatility Moderate Portfolio) | Series II
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.05%
5 Years	rr_AverageAnnualReturnYear05	6.19%
10 Years	rr_AverageAnnualReturnYear10	5.66%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2002
(Managed Volatility Moderate Portfolio) | NAV
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.27%
5 Years	rr_AverageAnnualReturnYear05	6.45%
10 Years	rr_AverageAnnualReturnYear10	5.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005

[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective March 1, 2021.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	“Management fee” has been restated to reflect the contractual management fee schedule effective March 1, 2021.
[4]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[6]	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[7]	Prior to April 26, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[8]	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[9]	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[10]	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[11]	Prior to April 26, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[12]	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.